GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	COMMON STOCKS - 35.08%
	Aerospace & Defense - 0.52%
649	General Dynamics Corp.	$161,023
777	Lockheed Martin Corp.	378,003
		539,026
	Air Freight & Logistics - 0.49%
2,948	United Parcel Service, Inc. - Class B	512,480
	Banks - 1.27%
4,385	Citizens Financial Group, Inc.	172,637
13,922	Huntington Bancshares, Inc. (a)	196,300
734	M&T Bank Corp. (a)	106,474
1,036	PNC Financial Services Group, Inc. (a)	163,626
9,362	Regions Financial Corp. (a)	201,845
6,575	Truist Financial Corp.	282,922
4,396	U.S. Bancorp	191,710
		1,315,514
	Beverages - 2.37%
19,552	Coca-Cola Co.	1,243,703
6,719	PepsiCo, Inc.	1,213,855
		2,457,558
	Biotechnology - 2.09%
8,511	AbbVie, Inc.	1,375,462
3,023	Amgen, Inc.	793,961
		2,169,423
	Building Products - 0.27%
4,404	Johnson Controls International PLC - ADR	281,856
	Capital Markets - 1.28%
488	BlackRock, Inc.	345,811
3,403	Blackstone, Inc.	252,469
1,342	CME Group, Inc.	225,671
3,811	State Street Corp.	295,619
1,926	T. Rowe Price Group, Inc. (a)	210,050
		1,329,620
	Chemicals - 0.74%
1,397	Air Products & Chemicals, Inc.	430,639
4,094	LyondellBasell Industries NV - Class A - ADR	339,925
		770,564
	Communications Equipment - 0.84%
18,358	Cisco Systems, Inc.	874,575
	Consumer Finance - 0.51%
3,548	Capital One Financial Corp.	329,822
5,978	Synchrony Financial	196,437
		526,259
	Diversified Telecommunication Services - 1.16%
21,327	AT&T, Inc.	392,630
20,512	Verizon Communications, Inc.	808,172
		1,200,802
	Electric Utilities - 0.58%
2,202	American Electric Power Co., Inc.	209,080
1,013	Eversource Energy	84,930
4,327	Xcel Energy, Inc.	303,366
		597,376
	Electrical Equipment - 0.92%
3,071	Eaton Corp. PLC - ADR	481,993
4,867	Emerson Electric Co. (a)	467,524
		949,517
	Food Products - 1.02%
2,826	Archer-Daniels-Midland Co.	262,394
4,575	General Mills, Inc. (a)	383,614
6,164	Mondelez International, Inc. - Class A	410,830
		1,056,838
	Health Care Equipment & Supplies - 0.42%
5,552	Medtronic PLC - ADR (a)	431,501
	Health Care Providers & Services - 0.47%
5,251	CVS Health Corp.	489,341
	Hotels, Restaurants & Leisure - 1.40%
3,744	McDonald’s Corp.	986,656
4,654	Starbucks Corp.	461,677
		1,448,333
	Household Durables - 0.12%
879	Whirlpool Corp. (a)	124,343
	Household Products - 1.95%
5,752	Colgate-Palmolive Co.	453,200
1,769	Kimberly-Clark Corp.	240,142
8,759	Procter & Gamble Co.	1,327,514
		2,020,856
	Industrial Conglomerates - 1.31%
4,738	3M Co.	568,181
3,688	Honeywell International, Inc.	790,339
		1,358,520
	Insurance - 0.78%
5,404	Aflac, Inc.	388,764
3,343	Hartford Financial Services Group, Inc.	253,500
911	Travelers Cos., Inc.	170,803
		813,067
	IT Services - 1.30%
2,004	Automatic Data Processing, Inc.	478,675
4,950	International Business Machines Corp. (a)	697,406
1,482	Paychex, Inc.	171,260
		1,347,341
	Leisure Products - 0.06%
945	Hasbro, Inc.	57,654
	Machinery - 1.16%
2,594	Caterpillar, Inc.	621,418
1,347	Cummins, Inc.	326,365
1,165	Illinois Tool Works, Inc. (a)	256,650
		1,204,433
	Media - 0.95%
24,420	Comcast Corp. - Class A	853,968
7,857	Paramount Global - Class B (a)	132,626
		986,594
	Multiline Retail - 0.39%
2,717	Target Corp. (a)	404,942
	Multi-Utilities - 0.96%
3,267	Ameren Corp.	290,502
2,203	Consolidated Edison, Inc. (a)	209,968
1,727	DTE Energy Co.	202,974
1,906	Sempra Energy	294,553
		997,997
	Oil, Gas & Consumable Fuels - 0.81%
21,418	Kinder Morgan, Inc.	387,237
3,877	Marathon Petroleum Corp.	451,244
		838,481
	Pharmaceuticals - 3.50%
7,595	Johnson & Johnson	1,341,658
11,761	Merck & Co., Inc.	1,304,883
19,196	Pfizer, Inc. (a)	983,603
		3,630,144
	Road & Rail - 0.38%
1,889	Union Pacific Corp.	391,155
	Semiconductors & Semiconductor Equipment - 2.90%
991	Analog Devices, Inc.	162,554
1,948	Broadcom, Inc. (a)	1,089,185
16,013	Intel Corp.	423,224
5,532	QUALCOMM, Inc.	608,188
4,373	Texas Instruments, Inc.	722,507
		3,005,658
	Specialty Retail - 1.56%
1,848	Advance Auto Parts, Inc.	271,711
935	Best Buy Co., Inc. (a)	74,996
4,007	Home Depot, Inc. (a)	1,265,652
		1,612,359
	Technology Hardware, Storage & Peripherals - 0.19%
7,375	HP, Inc.	198,166
	Tobacco - 0.41%
4,161	Philip Morris International, Inc.	421,135
	Total Common Stocks (Cost $31,716,115)	36,363,428

	INVESTMENT COMPANIES - 35.94%
	Domestic Equity Funds - 35.21%
189,769	Global X MLP ETF (a)	7,835,562
265,049	Vanguard High Dividend Yield ETF (c)	28,680,952
		36,516,514
	Domestic Fixed Income Funds - 0.73%
8,223	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	752,158
	Total Investment Companies (Cost $37,696,017)	37,268,672

	SHORT TERM INVESTMENTS - 28.42%
	Money Market Funds - 17.09%
17,721,363	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22%, (b)	17,721,363

Principal Amount
	U.S. Treasury Bills - 2.84%
$3,000,000	0.00%, 06/15/2023	2,939,592
	U.S. Treasury Notes - 8.49%
3,000,000	2.500%, 03/31/2023 (d)	2,985,965
3,000,000	1.375%, 09/30/2023 (d)	2,926,994
3,000,000	0.500%, 11/30/2023	2,886,456
		8,799,415
	Total Short Term Investments (Cost $29,520,879)	29,460,370
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.40%
8,706,335	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (b)	8,706,335
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,706,335)	8,706,335

	Total Investments (Cost $107,639,346) - 107.84%	111,798,805
	Liabilities in Excess of Other Assets - (7.84)%	(8,130,417)
	TOTAL NET ASSETS - 100.00%	$103,668,388

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2022.
(c)
Fair Value of the security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	All or poriton of this security is held as collateral for certain options written contracts. The approximate value of the portion on these securities held is $5,425,005.

Glossary of Terms
ADR -	American Depositary Receipt

GuidePath Growth and Income Fund
Schedule of Open Futures Contracts (Unaudited)
December 31, 2022

Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	(42)	Short	$(,8108,100)	Mar-23	$407,967
					$407,967

GuidePath Growth and Income Fund
Schedule of Options Written (Unaudited)
December 31, 2022

		Options on Equities
Notional Amount	Number of Contracts	Put Options	Value
$3,800,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 13, 2023
		Exercise Price: $3,800.00	$(46,000)
3,830,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 20, 2023
		Exercise Price: $3,830.00	(97,695)
3,890,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 20, 2023
		Exercise Price: $3,890.00	(104,000)
3,875,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 27, 2023
		Exercise Price: $3,875.00	(110,550)
3,875,000	10	S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: February 3, 2023
		Exercise Price: $3,875.00	(109,950)
3,800,000	10	S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: February 10, 2023
		Exercise Price: $3,800.00	(88,920)
	Total Options Written (Premiums Received $593,565)		$(557,115)